UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: March 31, 2011

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total:$ 374,906,164

March 31 2011                 TITLE                  VALUE     SHARES/    INVSTMT    VOTING

Name of Issuer               OF CLASS      CUSIP     (x$1000)   PRN AMT    DSCRETN     AUTH

American Express                  COM      O25816109         845      18700    SOLE      SOLE
Amgen Inc                         COM      031162100        6218     116327    SOLE      SOLE
Analog Devices Inc.               COM      032654105       15284     388115    SOLE      SOLE
AT &T Inc                         COM      00206R102         419      13692    SOLE      SOLE
Bank of New York                  COM      064057102         761      25488    SOLE      SOLE
Beckman Coulter Inc.              COM      075811109       17918     215697    SOLE      SOLE
Berkshire Hathaway Inc CL A       COM      084670108         752          6    SOLE      SOLE
Berkshire Hathaway Inc CL B       COM      084670207         820       9800    SOLE      SOLE
Biogen Idec                       COM      09062X103       13102     178328    SOLE      SOLE
Boeing                            COM      097023105         244       3307    SOLE      SOLE
Bristol Myers                     COM      110122108         344      13000    SOLE      SOLE
Brown Forman CL B                 COM      115637209       11314     165655    SOLE      SOLE
Caterpillar                       COM      149123101         379       3400    SOLE      SOLE
Charles River Labs                COM      159864107        5106     133050    SOLE      SOLE
Coca Cola Co.                     COM      191216100        1290      19450    SOLE      SOLE
Coca Cola FEMSA S A DE C          COM      191241108        8517     110620    SOLE      SOLE
Colgate Palmolive                 COM      194162103        1135      14050    SOLE      SOLE
Dionex Corp.                      COM      254546104       14235     120586    SOLE      SOLE
Disney Walt Co Del                COM      254687106         949      22014    SOLE      SOLE
Emerson Electric Co               COM      291011104         252       4312    SOLE      SOLE
ISHARE MSCI Hong Kong             COM      464286871        5064     267500    SOLE      SOLE
ISHARE MSCI Brazil                COM      464286400        5254      67780    SOLE      SOLE
Exxon Mobil Corp                  COM      30231G102        2808      33378    SOLE      SOLE
General Electric                  COM      369604103        5381     268390    SOLE      SOLE
General Mills Inc.                COM      370334104         512      14000    SOLE      SOLE
Grainger WW Inc.                  COM      384802104       11771      85498    SOLE      SOLE
Grupo Televiso                    COM      40049J206        5363     218644    SOLE      SOLE
Harley Davidson                   COM      412822108        2169      51050    SOLE      SOLE
Halozyme                          COM      40637H109        3149     469650    SOLE      SOLE
Heinz                             COM      423074103        1311      26850    SOLE      SOLE
Henry Schein Inc                  COM      806407102        7197     102564    SOLE      SOLE
Hershey Foods Corp                COM      427866108        7160     131734    SOLE      SOLE
Hewlett Packard                   COM      428236103        9613     234640    SOLE      SOLE
Home Depot                        COM      437076102         706      19053    SOLE      SOLE
Honeywell Intl Inc                COM      438516106       11923     199675    SOLE      SOLE
IBM                               COM      459200101        1594       9772    SOLE      SOLE
Idex Laboratories                 COM      45168D104        5344      69200    SOLE      SOLE
Incyte                            COM      45337C102         246      15500    SOLE      SOLE
Illinois Tool Wks                 COM      452308109        4308      80200    SOLE      SOLE
Johnson & Johnson                 COM      478160104       15294     258132    SOLE      SOLE
McDonalds Corp                    COM      580135101         350       4600    SOLE      SOLE
Merck & Co                        COM      589331107        2211      66990    SOLE      SOLE
Minn Mng & Mfg Co                 COM      604059105       11173     119501    SOLE      SOLE
Monsanto                          COM      61166W101        1890      26155    SOLE      SOLE
Nabors Industries                 COM      G6359F103        3817     125650    SOLE      SOLE
Novo Nordisk                      COM      670100205        8394      67025    SOLE      SOLE
Nektar                            COM      640268108        2444     258100    SOLE      SOLE
Occidental Pete Corp Cal          COM      674599105        7813      74775    SOLE      SOLE
Pepsico                           COM      713448108        1129      17527    SOLE      SOLE
Power Shares Global Energy        COM      73936T615        5461     347369    SOLE      SOLE
PowerSharesGolden Dragon          COM      73935X401        3388     121750    SOLE      SOLE
Proctor & Gamble                  COM      742718109         500       8114    SOLE      SOLE
Raytheon Company New              COM      755111507        6880     135237    SOLE      SOLE
Rockwell Automation Inc.          COM      774347108        2647      27971    SOLE      SOLE
Rockwell Collins                  COM      774341101        5390      83148    SOLE      SOLE
Ross Stores Inc                   COM      778296103        1941      27290    SOLE      SOLE
Sara Lee Corp.                    COM      803111103         260      14732    SOLE      SOLE
Schlumberger Limited              COM      806857108       18314     196378    SOLE      SOLE
Southern Co                       COM      842587107        1301      34150    SOLE      SOLE
State Street Corp                 COM      857477103        4533     100857    SOLE      SOLE
Stratasys Inc                     COM      862685104       12896     274391    SOLE      SOLE
Syngenta                          COM      87160A100       13342     204725    SOLE      SOLE
Teva Pharmaceutical               COM      881624209       10872     216705    SOLE      SOLE
Tiffany & Co.                     COM      886547108       23903     389041    SOLE      SOLE
VCA Antech Inc                    COM      918194101       10743     426820    SOLE      SOLE
Verizon                           COM      92343V104         843      21870    SOLE      SOLE
Williams Sonoma                   COM      969904101        4931     121750    SOLE      SOLE
Wisdom Tree India                 COM      97717W422         715      28850    SOLE      SOLE
WPP Group PLC                     COM      929309300         774      12536    SOLE      SOLE